BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash & cash equivalents	$ 249,726	$ 238,424	$ 356,179
Prepaid expenses	71,604	86,996	32,867
Other receivables	13,668	14,018	0
TOTAL CURRENT ASSETS	334,998	339,438	389,046
PROPERTY & EQUIPMENT
Machinery & equipment	1,372	1,372	1,372
Furniture & fixtures	27,056	27,056	27,056
Computer equipment	26,304	26,304	22,268
Leasehold improvements	94,914	94,914	94,914
Property, Plant and Equipment, Gross	149,646	149,646	145,610
Less accumulated depreciation	(119,827)	(114,927)	(68,898)
NET PROPERTY & EQUIPMENT	29,819	34,719	76,712
OTHER ASSETS
Equity Investment	20,000	0
Patent	105,104	84,833	45,636
Trademark	4,467	4,467	4,467
Security deposit	9,650	9,650	9,650
TOTAL OTHER ASSETS	139,221	98,950	59,753
TOTAL ASSETS	504,038	473,107	525,511
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	27,460	56,288	1,391
Accrued expenses	77,186	46,942	52,985
Credit card payable	788	0	470
Other payables	0	8,461	872
TOTAL LIABILITIES	105,434	111,691	55,718
SHAREHOLDERS' EQUITY
Preferred stock value	0	0	0
Common stock value	687	615	531
Additional paid in capital	13,429,561	11,524,341	7,175,662
Common stock subscription payable	60,446	184,500	161,040
Deficit accumulated during the development stage	(13,092,090)	(11,348,040)	(6,867,440)
TOTAL SHAREHOLDERS' EQUITY	398,604	361,416	469,793
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 504,038	$ 473,107	$ 525,511